INVESTMENT IN UNCONSOLIDATED ENTITY - Narrative (Q2) (Details) - Rich Uncles Real Estate Investment Trust - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Ownership percentage					72.70%
Ownership percentage by noncontrolling owners					27.30%
Dividends	$ 82,588	$ 169,158	$ 161,967	$ 334,189
Hagg Lane II, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage by noncontrolling owners					23.40%
Hagg Lane III, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage by noncontrolling owners					3.90%